Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable noncontrolling interests
Schedule of carrying amount of redeemable noncontrolling interests

The change in the carrying amount of redeemable noncontrolling interests for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	90,072	96,719	69,319	9,956
Repurchase of redeemable noncontrolling interests	—	(30,000)	(37,733)	(5,420)
Net income attributable to redeemable noncontrolling interests	922	178	980	141
Accretion on redeemable noncontrolling interests	5,725	2,422	4,634	666
Balance as of December 31	96,719	69,319	37,200	5,343